Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2016 and 2015 (in millions):

	Fair Value Measurements Using:
	Total as of September 30, 2016	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other current assets
Foreign currency exchange derivatives	$90	$—	$90	$—
Commodity derivatives	4	—	4	—
Exchange traded funds (fixed income)[1]	15	15	—	—
Other noncurrent assets
Interest rate swaps	1	—	1	—
Investments in marketable common stock	3	3	—	—
Deferred compensation plan assets	81	81	—	—
Exchange traded funds (fixed income)[1]	163	163	—	—
Exchange traded funds (equity)[1]	86	86	—	—
Total assets	$443	$348	$95	$—
Other current liabilities
Foreign currency exchange derivatives	$66	$—	$66	$—
Liabilities held for sale
Foreign currency exchange derivatives	5	—	5	—
Current portion of long-term debt
Fixed rate debt swapped to floating	551	—	551	—
Long-term debt
Foreign currency denominated debt	938	938	—	—
Fixed rate debt swapped to floating	301	—	301	—
Noncurrent liabilities held for sale
Foreign currency denominated debt	1,119	1,119	—	—
Total liabilities	$2,980	$2,057	$923	$—
 [1]Classified as restricted investments for payment of asbestos liabilities. See Note 23, "Commitments and Contingencies" of the notes to consolidated financial statements for further details.

	Fair Value Measurements Using:
	Total as of September 30, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other current assets
Foreign currency exchange derivatives	$58	$—	$58	$—
Interest rate swaps	1	—	1	—
Assets held for sale
Cross-currency interest rate swaps	5	—	5	—
Other noncurrent assets
Interest rate swaps	5	—	5	—
Investments in marketable common stock	4	4	—	—
Equity swap	164	164	—	—
Total assets	$237	$168	$69	$—
Other current liabilities
Foreign currency exchange derivatives	$63	$—	$63	$—
Commodity derivatives	7	—	7	—
Liabilities held for sale
Cross-currency interest rate swaps	1	—	1	—
Current portion of long-term debt
Fixed rate debt swapped to floating	801	—	801	—
Long-term debt
Fixed rate debt swapped to floating	855	—	855	—
Total liabilities	$1,727	$—	$1,727	$—